UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  August 31, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2010

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)

Investment Adviser

Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

MANAGER’S REPORT TO SHAREHOLDERS	3
ADVISER’S REPORT TO SHAREHOLDERS	5
EXPENSE EXAMPLES	10
INVESTMENT HIGHLIGHTS	12
SCHEDULE OF INVESTMENTS	16
STATEMENTS OF ASSETS AND LIABILITIES	23
STATEMENTS OF OPERATIONS	24
STATEMENTS OF CHANGES IN NET ASSETS	25
FINANCIAL HIGHLIGHTS	26
NOTES TO FINANCIAL STATEMENTS	28
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	34
ADDITIONAL INFORMATION	38

Manager’s Report to Shareholders

Dear Shareholder,

The stock market’s impressive rally, which started back in March of 2009, came to a dramatic end in May.  From trough to peak the S&P 500 Index (“S&P 500”) gained 84%, an impressive rebound by any measure.  However, in the month of May the S&P 500 lost 7.99% followed by another 5.23% drop in June, pushing the indices into correction territory.

U.S. Economy
In May, increasing concern over debt default risk in several European countries led to equity market declines.  Greece received the majority of the headlines, but several countries including Spain, Portugal, Ireland and Hungary also weighed heavily on investors’ minds.  As concerns mounted, investors moved capital out of European sovereign debt investments and the Euro came under pressure fueling a flight into the relative safety of the U.S. dollar as well as U.S. Treasuries.  As a result, the 10-year Treasury yield fell to less than 3% for the first time in over a year while the U.S. dollar rallied strongly pushing the exchange rate below $1.25/Euro.  Subsequently, in the month of June, lackluster U.S. economic data including disappointing housing, unemployment and GDP figures pushed the S&P 500 into correction territory.  Stocks rallied in July as second quarter earnings came in better than expected only to reverse some of those gains as economic and global sovereign debt concerns again took center stage in August. As the government stimulus winds down, the prospect of a self-sustaining recovery seems to be further away than once thought.  Indeed, GDP growth for the first quarter of the year was revised lower and fears of a “double dip” recession mounted.

However, there continues to be some bright spots in the economy including continued expansion in the manufacturing sector, very little inflation and better than expected corporate earnings.  Moreover, the Fed appears committed to keeping short-term interest rates low for an extended period of time in order to counter the dampening effect of Europe’s troubles on global growth expectations.  The suggestion of quantitative easing that has crept into some of the recent Fed language also bodes well for riskier asset classes as investors seek greater real rates of return in this very low yield environment.

U.S. Stocks
In a reversal from early trends, U.S. investors rotated out of the more cyclical sectors of the economy such as Industrials and Financial stocks into defensive areas such as Utilities and Telecom.  Large, multinational companies with significant exposure to Europe and the rest of the world underperformed their smaller, domestic counterparts – yet another reason for the outperformance of Utilities and Telecom stocks.  Uncertainty surrounding the new financial regulations and Basel III rules impacting bank capital standards had a negative impact on financial stocks – particularly large banks – while less optimistic growth expectations hurt Industrial and Technology stocks.

U.S. Bonds
Yields dropped across the Treasury curve during the period, helping to push up bond prices, as risk-averse investors sought the safety of U.S. Government securities.  The 30-year Treasury bond yielded 3.66% at quarter-end versus 0.49% for the 2-year.  Short-term rates remain at historical lows which resulted in a flattening curve.  Meanwhile, U.S. corporate credit spreads rose during the period, their first increase since 2008, but well below the 4.5% spread realized during the credit crisis in 2008.  Today, corporate balance sheets reflect the strong profit growth of the last year as well as plentiful cash reserves.  Investor demand for yield combined with a decline in new issuances has benefited this asset class.

Traditional Asset Class Returns Ended August 31, 2010
Asset Class	Benchmark	3 Months	12 months
U.S. Stocks	S&P 500	-3.17%	4.91%
U.S. Gov’t Bonds	Barclays Capital
	U.S. Intermediate Gov’t/Credit	3.67%	8.18%
Cash	3 Month T-Bill	0.04%	0.12%

Sincerely,

David B. Smith, CFA
Chief Investment Officer
Bright Rock Capital Management

Adviser’s Report to Shareholders

Mid Cap Growth Fund

Management of the Fund
Relative performance can be attributed to our quality and style preferences as well as stock selection.  We remain overweight in faster growing companies relative to the benchmark, the Russell Midcap Growth Index.  Strong stock selection in the Consumer Staples, Industrials, and Consumer Discretionary sectors was offset by negative stock selection primarily in Technology.  Risk aversion and fear of the economy heading back into recession was detrimental to our positioning in higher growth names.  Despite strong returns in many of our technology holdings, several announced weaker than expected results that led to stock price declines.

Technology
Stock selection explained all of the underperformance in Technology.  Despite strong performance by stocks like Salesforce.com (+30.3%) and ROVI Corp. (+16.5%), sell offs in Vistaprint ( -34.3%) and Nvidia (-29.0%) offset that strength.  While a handful of companies saw some softening in the U.S. economy in June, foreign currency also played a significant role both directly and indirectly for other companies.  We maintained our position in both Vistaprint and Nvidia as we believed the price declines were overdone and we are confident the weaker near term results are only temporary.

Consumer Staples
While the fund was underweight the sector in the current quarter, superior stock selection produced returns from NBTY Inc (+56.1%) and Green Mountain Coffee Roasters (+30.2%).  NBTY agreed to be acquired by the Carlysle Group in early July.  Green Mountain Coffee continues to beat expectations for both revenue and earnings growth as it gains share in the single cup home brewing market.

Industrials
The fund was also underweight this sector but strong stock selection led by Heico Corp. (+16.0%) and C.H. Robinson (+12.3%) led to outperformance.  Heico is benefitting from strong demand in the airline industry and the introduction of new products.  CH Robinson continues to experience solid trends in its asset light truck brokerage model.

Other Sector Highlights
The Health Care sector also underperformed primarily due to Thoratec (-26.6%) and Nuvasive (-25.3%).  In both cases we believe that many investors remain too skeptical of the long term strength of the company’s business models.  These stocks tend to trade at higher than market valuations and this was not beneficial by the move to risk aversion in the overall market.  The Consumer Discretionary sector also added positively to performance due to strong stock selection led by Priceline (+52.5%) and BorgWarner (+17.2%).  Priceline continues to deliver better than expected results due to their unique model and international strength.  BorgWarner is experiencing better than expected operating leverage as the auto industry slowly rebounds and the company gains market share with their fuel efficient products.

The Portfolio*

Top ten holdings (% of Net Assets)			Sector Weightings (% of Total Investments)
					Russell
					Midcap
					Growth
	Name	Weight		Fund	Index
1.	Priceline	2.39%	Technology	26.96%	24.17%
2.	Green Mountain Coffee	2.39%	Consumer Discretionary	21.98%	19.40%
3.	Rovi Corp.	2.25%	Health Care	16.90%	13.08%
4.	Interoil	2.17%	Industrials	10.70%	15.29%
5.	Alexion Pharmaceuticals	2.13%	Energy	8.02%	5.22%
6.	BorgWarner Inc.	2.09%	Financials	7.80%	7.04%
7.	Autonation Inc.	1.97%	Materials	5.16%	7.22%
8.	JB Hunt Transportation	1.93%	Consumer Staples	2.48%	5.84%
9.	Marvell Technology	1.92%	Telecom Service	0.00%	2.11%
10.	Altera Corp.	1.91%	Utilities	0.00%	0.63%
	Total	21.15%

*	As of 8/31/2010. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Outlook
We remain optimistic about Mid Cap equities in general as we believe they offer higher earnings growth potential than Large Cap stocks currently, and with lower volatility than Small Cap stocks.  Many Mid Cap growth companies trade at a forward P/E below their projected long term growth rates.  We remain committed to our long term investment discipline and seek to identify attractive investment opportunities.

Sincerely,

Alan Norton, CFA,	Henry Mehlman, CFA,
Portfolio Manager	Portfolio Manager

Quality Large Cap Fund

Management of the Fund
We are pleased with the results from the first full quarter for the fund.  Performance exceeded the S&P 500 for the most recent quarter.  Relative performance can be attributed to our quality bias and sector positioning, characteristics that reflect our unique investment process.  Overweights in Materials, Utilities and Telecom helped while underweighting Financials and Technology also contributed to relative performance.  Quality stocks, as defined by S&P rating of A or better, outperformed over the period as investors fled riskier assets.  Our distinct quality stock selection process benefited from the change in investor preference.

Materials
Our overweight in the sector relative to the comparative benchmark, the S&P 500 Index, helped performance over the period.  The sector was one of only a few with positive returns for the most recent fiscal quarter.  Astute stock selection also benefited the portfolio led by industrial gas supplier Praxair, which returned over 11% during the fiscal quarter. Industrial packaging company Grief, Inc. also performed well, outpacing the S&P by more than 8%.

Financials
Our underweight in Financials relative to the broader S&P 500 Index helped drive relative performance.  Insurers Chubb Financial Corp. (+10.4%) and Aflac (+7.4%) positively impacted performance while banking giant Wells Fargo detracted (-17.8%).

Consumer Staples
On a relative basis the sector outperformed the S&P 500.  Our relative underweight (10% vs. 11.4% for the S&P 500) hurt performance.  In addition stock selection, namely CVS (-21.8%) also detracted from performance.

Other Sector Highlights
Above market exposure to Utilities added value as did individual stock selection. Our forced ranking system left the portfolio under-exposed to ExxonMobil relative to the benchmark helping performance relative to the Utilities sector.  Exposure to asset manager T. Rowe Price detracted from performance in the financial sector as well as negatively impacted overall portfolio performance relative to the S&P 500.

The Portfolio*

Top ten holdings (% of Net Assets)			Sector Weightings (% of Total Investments)
					S&P 500
	Name	Weight		Fund	Index
1.	AT & T	4.59%	Materials	9.73%	3.47%
2.	General Electric	4.57%	Industrials	10.20%	10.53%
3.	Chevron Corp.	4.37%	Telecom	10.00%	2.96%
4.	Abbott Labs	3.68%	Consumer Discretionary	10.20%	10.33%
5.	Intel Corp.	3.56%	Consumer Staples	9.81%	11.42%
6.	Target Corp.	3.46%	Energy	10.12%	10.78%
7.	Aflac Inc.	3.19%	Financials	9.79%	16.32%
8.	Southern Co.	3.05%	Health Care	9.90%	11.73%
9.	Grief Inc. Cl A	2.95%	Technology	10.20%	18.79%
10.	Procter & Gamble	2.89%	Utilities	10.05%	3.67%
	Total	36.31%

*	As of 8/31/2010. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Outlook
While recent economic data suggest a moderating, in an already slow expansion, the trend is still positive and we remain optimistic over a full market cycle.  The lack of clarity from Washington regarding new business and financial regulations, tax code, national debt issues and monetary stimulus have kept business leaders and investors reluctant to make any long term capital decisions. With the National Bureau of Economic research declaring the great recession of 2008-2009 officially over as of last June, we effectively cannot experience a “double dip”.  Semantics aside, the risk of a second recession is possible but not likely. The U.S. housing market and a stubbornly high unemployment rate have exacerbated concerns; however, we believe the probability remains low.  In September, a poll of 31 economists supported our belief with consensus reaching an average of 25% probability that the U.S. would experience a recession within the next 12 months. Corporate profits have risen consistently over the last few quarters and analysts continue to adjust the estimates higher.  Corporate balance sheets are strong with healthy cash balances ready to be deployed as demand starts to revive.  On a forward price to earnings ratio, at 12.4 times, stocks as measured by the S&P 500 look attractively valued. In particular we believe large cap quality stocks represent compelling valuations.

Sincerely,

Doug Butler, CFA, CFP®	Jason Lilly, CFA, CFP®
Portfolio Manager	Portfolio Manager

David B. Smith, CFA
Chief Investment Officer

Mutual fund investing involves risk.  Principal loss is possible.  The Funds invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Funds may engage in short sales strategies, which are riskier than long investment strategies.  Short selling of securities may result in a Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  The Bright Rock Mid Cap Growth Fund will invest in mid-cap companies, which involve additional risks such as limited liquidity and greater volatility than large cap companies.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.  The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Barclays Capital U.S. Intermediate Government Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.  The 3 Month T-Bill Index is an unmanaged index that measures the performance of the U.S. Treasury Bills with a maturity of three months and excludes commercial paper that may be purchased by accounts invested in this strategy.  It is not possible to invest directly in an index.

Price-to-earnings (P/E) ratio is a common measurement for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the annual earnings per share.

Must be preceeded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/26/10 - 8/31/10).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second

Bright Rock Funds
Expense Example (Unaudited) (Continued)

line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Mid Cap Growth Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 26, 2010 –
	May 26, 2010	August 31, 2010	August 31, 2010*
Actual	$1,000.00	$ 945.00	$3.88
Hypothetical (5% return
before expenses)	$1,000.00	$1,009.30	$4.00

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 97/365 to reflect the period since commencement of operations.

	Quality Large Cap Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 26, 2010 –
	May 26, 2010	August 31, 2010	August 31, 2010*
Actual	$1,000.00	$ 974.00	$3.65
Hypothetical (5% return
before expenses)	$1,000.00	$1,009.59	$3.71

*
Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 97/365 to reflect the period since commencement of operations.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Total Returns – For Period Ended August 31, 2010
Since
Inception
(5/26/10)
Bright Rock Mid Cap Growth Fund	(5.50)%
Russell Midcap Growth Index	(1.99)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund
Growth of $100,000 Investment

*  Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Total Returns – For Period Ended August 31, 2010
Since
Inception
(5/26/10)
Bright Rock Quality Large Cap Fund	(2.60)%
S&P 500 Index	(1.19)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund
Growth of $100,000 Investment

*  Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.20%

Aerospace & Defense – 3.30%
HEICO Corp.	8,920	$370,091
Precision Castparts Corp.	2,845	321,997
		692,088
Air Freight & Logistics – 1.89%
CH Robinson Worldwide, Inc.	6,095	396,114

Auto Components – 3.71%
BorgWarner, Inc. (a)	10,040	438,246
Gentex Corp.	19,260	338,398
		776,644
Biotechnology – 5.20%
Alexion Pharmaceuticals, Inc. (a)	7,905	446,395
Onyx Pharmaceuticals, Inc. (a)	10,155	244,634
United Therapeutics Corp. (a)	8,595	397,261
		1,088,290
Capital Markets – 2.95%
Lazard Ltd.	10,835	338,702
Raymond James Financial, Inc.	12,110	279,499
		618,201
Commercial Banks – 1.38%
FirstMerit Corp.	16,730	289,429

Communications Equipment – 1.64%
Juniper Networks, Inc. (a)	12,655	344,216

Distributors – 1.17%
LKQ Corp. (a)	13,190	245,334

Diversified Consumer Services – 1.11%
DeVry, Inc.	6,095	232,280

Diversified Financial Services – 1.30%
IntercontinentalExchange, Inc. (a)	2,845	271,868

Electrical Equipment – 1.48%
GrafTech International Ltd. (a)	22,000	309,320

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2010 (Unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components – 1.45%
Dolby Laboratories, Inc. (a)	5,475	$303,425

Energy Equipment & Services – 1.35%
National Oilwell Varco, Inc.	7,500	281,925

Food Products – 2.39%
Green Mountain Coffee Roasters, Inc. (a)	16,240	500,517

Health Care Equipment & Supplies – 6.20%
Alere, Inc. (a)	11,920	333,402
NuVasive, Inc. (a)	9,640	282,934
ResMed, Inc. (a)	10,750	324,005
Thoratec Corp. (a)	11,125	358,225
		1,298,566
Health Care Technology – 1.64%
Cerner Corp. (a)	4,700	342,395

Hotels, Restaurants & Leisure – 1.30%
Bally Technologies, Inc. (a)	8,630	271,413

Household Durables – 1.47%
NVR, Inc. (a)	510	308,122

Internet & Catalog Retail – 2.39%
priceline.com, Inc. (a)	1,720	501,346

Internet Software & Services – 3.48%
GSI Commerce, Inc. (a)	16,450	374,567
VistaPrint NV (a)	11,543	354,139
		728,706
IT Services – 1.90%
Alliance Data Systems Corp. (a)	7,085	398,106

Life Sciences Tools & Services – 1.54%
Illumina, Inc. (a)	7,500	321,675

Machinery – 1.67%
Bucyrus International, Inc.	6,085	349,827

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2010 (Unaudited)

	Shares	Value
Media – 1.74%
Discovery Communications, Inc. (a)	9,655	$364,476

Metals & Mining – 4.97%
Allegheny Technologies, Inc.	7,985	325,149
Cliffs Natural Resources, Inc.	6,475	396,205
Steel Dynamics, Inc.	23,280	318,936
		1,040,290
Oil, Gas & Consumable Fuels – 6.37%
InterOil Corp. (a)	7,720	453,550
Newfield Exploration Co. (a)	5,580	267,896
Quicksilver Resources, Inc. (a)	29,270	357,094
Range Resources Corp.	7,585	256,449
		1,334,989
Pharmaceuticals – 1.69%
Shire PLC – ADR	5,475	354,233

Real Estate Management & Development – 1.87%
Jones Lang LaSalle, Inc.	5,200	392,652

Road & Rail – 1.93%
JB Hunt Transport Services, Inc.	12,340	404,012

Semiconductors & Semiconductor Equipment – 13.40%
Altera Corp.	16,245	400,764
Cree, Inc. (a)	5,470	292,864
Marvell Technology Group Ltd. (a)	25,280	402,963
Netlogic Microsystems, Inc. (a)	13,215	319,142
Novellus Systems, Inc. (a)	13,210	307,793
NVIDIA Corp. (a)	38,900	362,937
Skyworks Solutions, Inc. (a)	18,350	327,731
Veeco Instruments, Inc. (a)	11,825	392,945
		2,807,139
Software – 4.06%
Concur Technologies, Inc. (a)	8,120	379,772
Rovi Corp. (a)	10,825	470,996
		850,768

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2010 (Unaudited)

	Shares	Value
Specialty Retail – 8.26%
AutoNation, Inc. (a)	18,270	$412,536
CarMax, Inc. (a)	18,230	363,324
GameStop Corp. (a)	15,730	282,039
Guess?, Inc.	11,115	359,126
Urban Outfitters, Inc. (a)	10,325	313,054
		1,730,079
TOTAL COMMON STOCKS (Cost $21,439,926)		$20,148,445

	Principal
	Amount
SHORT-TERM INVESTMENTS – 4.33%

Money Market Funds – 4.33%
Fidelity Institutional Money Market Portfolio	$906,030	906,030
TOTAL SHORT-TERM INVESTMENTS
(Cost $906,030)		906,030
Total Investments (Cost $22,345,956) – 100.53%		21,054,475
Liabilities in Excess of Other Assets – (0.53)%		(110,901)
TOTAL NET ASSETS – 100.00%		$20,943,574

Percentages are stated as a percent of net assets.

ADRAmerican Depositary Receipt
(a)Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.44%
Aerospace & Defense – 5.13%
Lockheed Martin Corp.	21,000	$1,459,920
United Technologies Corp.	23,000	1,499,830
		2,959,750
Beverages – 2.67%
PepsiCo, Inc.	24,000	1,540,320

Capital Markets – 1.97%
T. Price Rowe Group, Inc.	26,000	1,138,280

Chemicals – 6.78%
Ecolab, Inc.	25,000	1,185,000
Monsanto Co.	24,000	1,263,600
Praxair, Inc.	17,000	1,462,510
		3,911,110
Commercial Banks – 2.32%
Wells Fargo & Co.	57,000	1,342,350

Communications Equipment – 1.60%
Cisco Systems, Inc. (a)	46,000	922,300

Computers & Peripherals – 4.53%
EMC Corp. (a)	59,000	1,076,160
Hewlett-Packard Co.	40,000	1,539,200
		2,615,360
Containers & Packaging – 2.95%
Greif, Inc.	30,000	1,705,500

Diversified Telecommunication Services – 6.72%
AT&T, Inc.	98,000	2,648,940
CenturyLink, Inc.	34,000	1,229,440
		3,878,380
Electric Utilities – 4.04%
Exelon Corp.	14,000	570,080
Southern Co.	48,000	1,761,120
		2,331,200
The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2010 (Unaudited)

	Shares	Value
Energy Equipment & Services – 2.21%
National Oilwell Varco, Inc.	34,000	$1,278,060

Food & Staples Retailing – 4.24%
CVS Caremark Corp.	48,000	1,296,000
Wal-Mart Stores, Inc.	23,000	1,153,220
		2,449,220
Gas Utilities – 1.92%
Questar Corp.	68,000	1,107,040

Health Care Equipment & Supplies – 3.88%
Becton Dickinson & Co.	13,000	886,470
Medtronic, Inc.	43,000	1,353,640
		2,240,110
Hotels, Restaurants & Leisure – 4.62%
McDonald’s Corp.	22,000	1,607,320
Starbucks Corp.	46,000	1,057,540
		2,664,860
Household Durables – 2.12%
Toll Brothers, Inc. (a)	71,000	1,226,880

Household Products – 2.89%
Procter & Gamble Co.	28,000	1,670,760

Industrial Conglomerates – 4.57%
General Electric Co.	182,000	2,635,360

Insurance – 5.48%
Aflac, Inc.	39,000	1,842,750
Chubb Corp.	24,000	1,322,880
		3,165,630
Media – 2.06%
Time Warner Cable, Inc.	23,000	1,187,030

Multiline Retail – 3.46%
Target Corp.	39,000	1,995,240

Multi-Utilities – 2.03%
Wisconsin Energy Corp.	21,000	1,170,540

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2010 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels – 7.60%
Apache Corp.	14,500	$1,302,825
Chevron Corp.	34,000	2,521,440
Exxon Mobil Corp.	9,500	562,020
		4,386,285
Pharmaceuticals – 5.80%
Abbott Laboratories	43,000	2,121,620
Allergan, Inc.	20,000	1,228,400
		3,350,020
Semiconductors & Semiconductor Equipment – 3.56%
Intel Corp.	116,000	2,055,520

Water Utilities – 2.07%
Aqua America, Inc.	60,000	1,192,800

Wireless Telecommunication Services – 1.22%
American Tower Corp. (a)	15,000	702,900
TOTAL COMMON STOCKS (Cost $58,482,021)		$56,822,805

	Principal
	Amount
SHORT-TERM INVESTMENTS – 2.09%

Money Market Funds – 2.09%
Fidelity Institutional Money Market Portfolio	$1,203,462	1,203,462
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,203,462)		1,203,462
Total Investments (Cost $59,685,483) – 100.53%		58,026,267
Liabilities in Excess of Other Assets – (0.53)%		(303,964)
TOTAL NET ASSETS – 100.00%		$57,722,303

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets & Liabilities
August 31, 2010 (Unaudited)
	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value
(cost $22,345,956 and $59,685,483, respectively)	$21,054,475	$58,026,267
Receivable for Fund shares sold	14,252	123,230
Dividends and interest receivable	4,726	173,473
Other assets	25,316	25,316
TOTAL ASSETS	21,098,769	58,348,286

LIABILITIES
Payable for investments purchased	104,291	483,409
Payable to affiliates	21,293	21,599
Accrued expenses and other liabilities	12,598	12,955
Payable to Adviser	11,028	51,306
Payable for Fund shares redeemed	5,985	56,714
TOTAL LIABILITIES	155,195	625,983

NET ASSETS	$20,943,574	$57,722,303
Net assets consist of:
Paid-in capital	$22,135,843	$59,213,728
Accumulated net investment income (loss )	(62,239)	172,332
Accumulated net realized gain (loss)	161,451	(4,541)
Net unrealized appreciation (depreciation)
on investments	(1,291,481)	(1,659,216)
NET ASSETS	$20,943,574	$57,722,303

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,216,862	5,927,043
Net asset value, redemption price
and offering price per share	$9.45	$9.74

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Period Ended August 31, 2010(1) (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income	$16,927	$362,120
Interest income	773	1,457
TOTAL INVESTMENT INCOME	17,700	363,577

EXPENSES
Investment advisory fees	53,075	137,957
Administration fees	9,772	9,951
Federal and state registration fees	9,511	9,847
Transfer agent fees and expenses	8,668	8,698
Fund accounting fees	6,862	6,911
Audit and tax fees	6,494	6,494
Legal fees	2,619	2,644
Reports to shareholders	2,169	2,169
Chief Compliance Officer fees and expenses	2,134	2,134
Custody fees	2,067	2,107
Trustees’ fees and related expenses	1,843	1,843
Other expenses	495	490
TOTAL EXPENSES	105,709	191,245
Less waivers and reimbursement by Adviser (Note 3)	(25,770)	—
NET EXPENSES	79,939	191,245
NET INVESTMENT INCOME (LOSS)	(62,239)	172,332

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	161,451	(4,541)
Net change in unrealized appreciation (depreciation)
on investments	(1,291,481)	(1,659,216)
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(1,130,030)	(1,663,757)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$(1,192,269)	$(1,491,425)

(1)	The Funds commenced operations May 26, 2010.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Changes in Net Assets
For the Period Ended August 31, 2010(1) (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
FROM OPERATIONS
Net investment income (loss)	$(62,239)	$172,332
Net realized gain (loss) on investments	161,451	(4,541)
Net change in unrealized
appreciation (depreciation) on investments	(1,291,481)	(1,659,216)
Net decrease in net assets from operations	(1,192,269)	(1,491,425)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	22,787,604	61,620,522
Payments for shares redeemed	(651,761)	(2,406,794)
Net increase in net assets from
capital share transactions	22,135,843	59,213,728
TOTAL INCREASE IN NET ASSETS	20,943,574	57,722,303

NET ASSETS
Beginning of Period	—	—
End of Period	$20,943,574	$57,722,303
ACCUMULATED NET
INVESTMENT INCOME (LOSS)	$(62,239)	$172,332

(1)	The Funds commenced operations on May 26, 2010.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2010(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized loss on investments	(0.52)
Total from investment operations	(0.55)
Net Asset Value, End of Period	$9.45
Total Return(3)	(5.50)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$20,944
Ratio of expenses to average net assets
before waiver and reimbursements(4)	1.99%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.50%
Ratio of net investment loss to average net assets
before waiver and reimbursements(4)	(1.66)%
Ratio of net investment loss to average net assets
after waiver and reimbursements(4)	(1.17)%
Portfolio turnover rate(3)	19.2%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2010(1)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.03
Net realized and unrealized loss on investments	(0.29)
Total from investment operations	(0.26)
Net Asset Value, End of Period	$9.74
Total Return(3)	(2.60)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$57,722
Ratio of expenses to average net assets
before waiver and reimbursements(4)	1.39%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.39%
Ratio of net investment income to average net assets
before waiver and reimbursements(4)	1.25%
Ratio of net investment income to average net assets
after waiver and reimbursements(4)	1.25%
Portfolio turnover rate(3)	5.5%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
August 31, 2010 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”) represent a distinct series with their own investment objectives and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional and Investor Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010.  As of the date of this report, the Investor Class shares have not yet commenced operations. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2010 (Unaudited)

U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2010:

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2010 (Unaudited)

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Information Technology	$5,432,360	$—	$—	$5,432,360
Consumer Discretionary	4,429,695	—	—	4,429,695
Health Care	3,405,159	—	—	3,405,159
Industrials	2,151,360	—	—	2,151,360
Energy	1,616,914	—	—	1,616,914
Financials	1,572,150	—	—	1,572,150
Materials	1,040,290	—	—	1,040,290
Consumer Staples	500,517	—	—	500,517
Total Equity	20,148,445	—	—	20,148,445
Short-Term Investments	906,030	—	—	906,030
Total Investments in Securities	$21,054,475	$—	$—	$21,054,475

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$7,074,010	$—	$—	$7,074,010
Utilities	5,801,580	—	—	5,801,580
Energy	5,664,345	—	—	5,664,345
Consumer Staples	5,660,300	—	—	5,660,300
Financials	5,646,260	—	—	5,646,260
Materials	5,616,610	—	—	5,616,610
Industrials	5,595,110	—	—	5,595,110
Information Technology	5,593,180	—	—	5,593,180
Health Care	5,590,130	—	—	5,590,130
Telecommunication Services	4,581,280	—	—	4,581,280
Total Equity	56,822,805	—	—	56,822,805
Short-Term Investments	1,203,462	—	—	1,203,462
Total Investments in Securities	$58,026,267	$—	$—	$58,026,267

In March 2008, Statement of Financial Accounting Standards “Disclosures about Derivative Instruments and Hedging Activities” was issued and is effective for interim and annual periods beginning after November 15, 2008.  Disclosures about Derivative Instruments and Hedging Activities is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2010 (Unaudited)

results of operations and financial position.  Management has evaluated Disclosures about Derivative Instruments and Hedging Activities and has determined that there is no impact on the Funds’ financial statements, as the Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2010 (Unaudited)

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensate the Adviser for its management services at the annual rate of 1.00% of the Funds’ average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50% of each Funds’ average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
August 2013	$25,770	$—

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of the Distributor.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2010 (Unaudited)

(5)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Period Ended
Mid Cap Growth Fund	August 31, 2010(1)
Shares Sold	2,283,973
Shares Redeemed	(67,111)
Net Increase	2,216,862

Period Ended
Quality Large Cap Fund	August 31, 2010(1)
Shares Sold	6,169,398
Shares Redeemed	(242,355)
Net Increase	5,927,043

(1)	The Funds commenced operations on May 26, 2010.

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended August 31, 2010 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$24,182,806	$60,778,888
Sales	$ 2,904,331	$ 2,292,362

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on April 20, 2010 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Large Cap Fund”), each a series of the Trust (each, a “Fund”, and collectively, the “Funds”), and Bright Rock Capital Management, LLC, the Funds’ investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

In its consideration of the Agreement, the Board noted that Edward Jankowski, Alan E. Norton and David B. Smith of the Adviser attended a special meeting of the Trustees held on February 8, 2010, and provided information concerning the Adviser’s proprietary process which would be applied to select investments for the Funds.  At the February 8, 2010 special meeting, Mr. Jankowski, Mr. Norton and Mr. Smith also discussed the background of the Adviser and its Adviser’s operations and staff, and provided information concerning the Adviser’s marketing efforts and the personnel who would lead those efforts on behalf of the Funds.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Funds.  Based on its evaluation of information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Funds’ commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

1.  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Funds.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Alan E. Norton, CFA, and Henry E. Mehlman, CFA, who would serve as the Mid Cap Growth Fund’s portfolio managers, and Douglas S. Butler, CFA, CFP, Jason R. Lilly, CFA, CFP, and David B. Smith, CFA, who would serve as the Large Cap Fund’s portfolio managers, as well as other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to a due diligence questionnaire as well as other information provided by the Adviser and forwarded to the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by Mr. Jankowski, Mr. Norton and Mr. Smith at the February 8, 2010 special meeting of the Board, regarding the Adviser’s investment process and its proprietary process which would be used to select investments for the Funds.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s written compliance policies and procedures and overall compliance program and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Funds were satisfactory and reliable.

2.  INVESTMENT PERFORMANCE OF THE ADVISER.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted the presentation to them at the February 8, 2010 special meeting, during which Mr. Smith provided information concerning the founding of the Adviser, the investment management experience of the persons who would serve as the Funds’ portfolio managers, including their prior experience in the application of the Adviser’s investment process in the selection of investments.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, as presented at the February 8, 2010 meeting and set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Funds and their shareholders were likely to benefit from the Adviser’s management.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

3.  COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Trustees considered the cost of services and the structure of the Adviser’s fees.  The Trustees considered the cost structure of each Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Board reviewed the proposed management fee of 1.00% for each Fund, noting that the fee fell into the fourth quartile compared to the Mid Cap Growth Fund’s peer group of mid cap growth funds, as well as the fourth quartile compared to the Large Cap Fund’s peer group of large cap core funds.  The Board further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that each Fund’s total annual fund operating expenses do not exceed 1.75% and 1.50% of average Fund assets for Investor Class shares and Institutional Class shares, respectively, which put each Fund’s total expense ratio into the third quartile compared to its peer group.  The Trustees concluded that the Funds’ expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Funds would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Funds.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Funds might realize would be achievable under the structure of the Adviser’s advisory fees and the Funds’ expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Funds.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Funds were acceptable.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

5.  BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the allocation of brokerage by the Adviser with respect to the Funds, noting that the Adviser does not currently obtain brokerage or research services through the allocation of brokerage.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Funds’ surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Funds as being in the best interests of the Funds and their shareholders.

Bright Rock Funds
Additional Information
(Unaudited)

Indemnification

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	26	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	(2004–present);		(an open-end
			Associate Professor		investment
			of Accounting,		company with
			Marquette University		two portfolios).
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	26	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(1986–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Managing Director,	26	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 67		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–present); Vice
President, Secretary,
Treasurer and CCO of
Granum Series Trust (an
open-end investment
company) (1997–2007);
President, CAO and CCO,
Granum Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	26	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer and	January 23,	Officer, U.S.
Age: 50	Anti-Money	2009 (CCO);	Bancorp Fund
	Laundering	Since	Services, LLC
	Officer	January 18,	(2008–present);
		2010 (AML	Attorney, Investment
		Officer)	Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 31		2005	Fund Services, LLC
(2004–present)

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 36		2008	Services LLC
(2002–present)

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title   /s/ Joseph Neuberger
Joseph Neuberger, President

Date   11/4/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Joseph Neuberger
Joseph Neuberger, President

Date   11/4/10

By (Signature and Title)   /s/ John Buckel
John Buckel, Treasurer

Date   11/4/10